Investment Securities - Amortized Cost and Fair Value by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost
Due in one year or less	$ 3,323
Due after one year through five years	21,829
Due after five years through ten years	38,404
Due after ten years	41,872
Total	105,428
Mortgage-backed securities	88,357
Total available-for-sale securities	193,785	$ 175,123
Fair Value
Due in one year or less	3,340
Due after one year through five years	22,071
Due after five years through ten years	39,570
Due after ten years	42,937
Total	107,918
Mortgage-backed securities	90,112
Total available-for-sale securities	$ 198,030	$ 175,093